1998 annual report


IDS
Diversified
Equity Income
Fund
(prospectus enclosed)

(icon of) two puzzle pieces

The primary goal of IDS Diversified Equity Income Fund, a part of IDS Investment Series, Inc., is to provide a high level of income. Its secondary goal is to provide capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

     American Express Financial Advisors

     Distributed by American Express Financial Advisors Inc.

(icon of) two puzzle pieces

Dual-purpose
stocks

Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. Diversified Equity Income sets its sights on stocks that can provide this double-barreled benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirement.

 Contents

                1998 annual report

                From the chairman                                   4
                From the portfolio manager                          4
                The Portfolio's ten largest holdings                6
                Making the most of the Fund                         7
                The Fund's long-term performance                    8
                Independent auditors' report (Fund)                 9
                Financial statements (Fund)                        10
                Notes to financial statements (Fund)               13
                Independent auditors' report (Portfolio)           18
                Financial statements (Portfolio)                   19
                Notes to financial statements (Portfolio)          22
                Investments in securities                          29
                IDS mutual funds                                   34
                Federal income tax information                     38

                1998 prospectus

                The Fund in brief                                  3p
                Goals                                              3p
                Investment policies and risks                      4p
                Structure of the Fund                              5p
                Manager and distributor                            6p
                Portfolio manager                                  6p
                Alternative purchase arrangements                  6p
                Sales charge and Fund expenses                     7p

                Performance                                        9p
                Financial highlights                               9p
                Total returns                                     11p

                Investment policies and risks                     14p
                Facts about investments and their risks           15p
                Valuing Fund shares                               22p

                How to purchase, exchange or redeem shares        23p
                Alternative purchase arrangements                 23p
                How to purchase shares                            26p
                How to exchange shares                            29p
                How to redeem shares                              29p
                Reductions and waivers of the sales charge        34p

                Special shareholder services                      39p
                Services                                          39p
                Quick telephone reference                         39p

                Distributions and taxes                           40p
                Dividend and capital gain distributions           40p
                Reinvestments                                     41p
                Taxes                                             42p
                How to determine the correct TIN                  44p

                How the Fund and Portfolio are organized          45p
                Shares                                            45p
                Voting rights                                     45p
                Shareholder meetings                              45p
                Special considerations regarding
                    master/feeder structure                       46p
                Board members and officers                        47p
                Investment manager                                49p
                Administrator and transfer agent                  49p
                Distributor                                       50p

                About American Express Financial Corporation      51p
                General information                               51p
                Year 2000                                         52p

                Appendices                                        53p
                Description of corporate bond ratings             53p
                Descriptions of derivative instruments            55p

     The purpose of this annual report is to tell investors how the Fund performed.

     (icon of) one open book inside of another

     The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

     (This annual report is not part of the prospectus.)

 To our shareholders

     From the chairman

     If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

     That potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



     William R. Pearce
     (picture of) William R. Pearce
     William R. Pearce
     Chairman of the board


     From the portfolio manager

     A double-digit gain by IDS Diversified Equity Income Fund was wiped out by a stock-market slump late in the fiscal year that ultimately pushed the Fund into negative territory. For the 12 months -- October 1997 through September 1998 -- the Fund's Class A shares experienced a loss of 2.2%. (This figure includes a substantial capital gain that was paid to shareholders in December 1997 and reduced the Fund's net asset value by the same amount at that time.)

     Although the favorable fundamentals of low inflation, healthy corporate profits and solid economic growth remained in place, a financial crisis in Asia sent the U.S. stock market into a tailspin in the opening month of the period. Although the market soon got back on its feet, ongoing concerns about the ultimate effect of the "Asian flu" kept stocks off balance through most of the winter.

     By February, thanks to still-positive economic data, stocks began an advance that turned into a robust rally through March. But more overseas worries re-surfaced in mid-summer (this time regarding Latin America and Russia) and drove the market and the Fund down sharply for several weeks.

     A narrow market

     The Fund's performance roughly followed that of the broad market, although it lagged behind during the upturns. This was a reflection of the fact that the market continued to be led by an increasingly small number of large-capitalization growth stocks. The Fund, on the other hand, emphasizes stocks that offer good relative value in terms of price and which provide an above-average yield -- quite the opposite of the high-priced growth stocks that have been so popular in recent years.

     There were some substantial changes to the portfolio that I began instituting after becoming manager in December 1997. Most notable was a reduction in the level of cash reserves -- from about 26% of assets to about 5%, a strategy designed to allow the Fund to better participate in potential market upturns. I also pared back holdings among financial services stocks, and put more money into consumer stocks in the health care, food/beverage and household products sectors.

     Still, these shifts haven't altered the Fund's basic investment style. It will continue to emphasize stocks in a wide range of industries whose current price doesn't, in the opinion of our securities analysts, fully reflect the intrinsic worth of their respective companies. These issues are complemented by comparatively high-yield securities, such as utility stocks, to provide an above-average dividend for the Fund.



      Kurt Winters
      (picture of) Kurt Winters
      Kurt Winters
      Portfolio manager


     (This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1998       $ 8.96
Sept. 30, 1997       $10.39
Decrease             $ 1.43

Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.52
From capital gains   $ 0.71
Total distributions  $ 1.23

Total return*         -2.2%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1998       $ 8.96
Sept. 30, 1997       $10.39
Decrease             $ 1.43

Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.45
From capital gains   $ 0.71
Total distributions  $ 1.16

Total return*         -2.9%**


Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1998       $ 8.96
Sept. 30, 1997       $10.40
Decrease             $ 1.44

Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.53
From capital gains   $ 0.71
Total distributions  $ 1.24

Total return*         -2.1%**

     *The prospectus discusses the effect of sales charges, if any, on the various classes.

     **The total return is a hypothetical investment in the Fund with all distributions reinvested.

     (This annual report is not part of the prospectus.)

     The Portfolio's ten largest holdings


                                              Percent                   Value
                          (of Portfolio's net assets)    (as of Sept. 30, 1998)

       Intl Business Machines                   3.21%         $77,414,400

       Royal Dutch Petroleum                    2.62           63,103,124

       First Union                              2.22           53,490,937

       Lincoln Natl                             2.16           52,023,125

       Marsh & McLennan                         2.08           50,172,875

       First Chicago NBD                        2.03           48,977,499

       Exxon                                    1.92           46,386,918

       Mobil                                    1.89           45,562,500

       General Mills                            1.81           43,540,000

       American General                         1.75           42,157,500

     For further information about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 21.69% of the Portfolio's net assets

     (This annual report is not part of the prospectus.)

     Making the most of the Fund

     Build your assets systematically

     One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

     Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

     Three ways to benefit  from a mutual fund:
     o your shares  increase in value when the Fund's investments do well
     o you receive capital gains when the gains on investments sold by the Fund exceed losses
     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

     All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

     (This annual report is not part of the prospectus.)

     The Fund's long-term performance

     Assumes: oHolding period from 11/1/90 to 9/30/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $13,053. Also see "Performance" in the Fund's current prospectus.

     Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance; however, the S&P 500 companies are generally larger than those in which the Portfolio invests.

     Lipper Equity IncomeFund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

     How your $10,000 has grown in IDS Diversified Equity Income Fund


$40,000
                                                             S&P 500
                                                         Stock Index
$30,000
                                                       Lipper Equity
                                                   Income Fund Index
                                                                         $30,272
$20,000                                                       Diversified Equity
                                                                     Income Fund
                                                                         Class A
$10,000


 $9,500


'90       '91       '92       '93      '94      '95      '96      '97      '98

 Average annual total return

 (as of Sept. 30, 1998)
                            1 year           5 years           Since inception
       Class A*             -7.06%           +10.63%              +14.84%
       Class B**            -6.36%               --%              +14.13%
       Class Y**            -2.11%               --%              +15.75%

  *      Inception date was Oct. 15, 1990.
 **      Inception date was March 20, 1995.

     On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the S&P 500 Stock Index and the Lipper Equity Income Fund Index. In comparing IDS Diversified Equity Income Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #99  to
Registration Statement No. 2-11328 filed on or about November 25, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

IDS mutual funds

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

     Federal income tax information

     IDS Diversified Equity Income Fund

     The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

     IDS Diversified Equity Income Fund
     Fiscal year ended Sept. 30, 1998

      Class A

       Income distributions

     taxable  as  dividend   income,   52.90%   qualifying   for   deduction  by
     corporations.

       Payable date                                  Per share

       Dec. 26, 1997                                  $0.37176
       March 26, 1998                                  0.05237
       June 25, 1998                                   0.05096
       Sept. 24, 1998                                  0.04640
       Total                                          $0.52149

       Capital gain distribution
       taxable as long-term capital gain.
       Payable date                                  Per share

       Dec. 26, 1997                                  $0.70912
       Total distributions                            $1.23061

     The distribution of $1.08088 per share, payable Dec. 26, 1997, consisted of $0.08093 derived from net investment income, $0.29083 from net short-term capital gains (a total of $0.37176 taxable as dividend income) and $0.70912 from net long-term capital gains.

     The  long-term  capital  gains   distribution  is  divided  into  two  rate
     categories: 28% - $0.36264 and 20% - $0.34648.

(This annual report is not part of the prospectus.)

      Class B

       Income distributions

     taxable  as  dividend   income,   52.90%   qualifying   for   deduction  by
     corporations.

       Payable date                                    Per share

       Dec. 26, 1997                                    $0.35240
       March 26, 1998                                    0.03416
       June 25, 1998                                     0.03158
       Sept. 24, 1998                                    0.02802
       Total                                            $0.44616

       Capital gain distributions
       taxable as long-term capital gain.
       Payable date                                    Per share

       Dec. 26, 1997                                    $0.70912
       Total distributions                              $1.15528

     The distribution of $1.06152 per share, payable Dec. 26, 1997, consisted of $0.06157 derived from net investment income $0.29083 from net short-term capital gains (a total of $0.35240 taxable as dividend income) and $0.70912 from net long-term capital gains.

     The  long-term  capital  gains   distribution  is  divided  into  two  rate
     categories: 28% - $0.36264 and 20% - $0.34648.

      Class Y

       Income distributions

     taxable  as  dividend   income,   52.90%   qualifying   for   deduction  by
     corporations.

       Payable date                                  Per share

       Dec. 26, 1997                                  $0.37363
       March 26, 1998                                  0.05414
       June 25, 1998                                   0.05284
       Sept. 24, 1998                                  0.04817
       Total                                          $0.52878


       Capital gain distributions
       taxable as long-term capital gain.
       Payable date                                  Per share

       Dec. 26, 1997                                  $0.70912
       Total distributions                            $1.23790

     The distribution of $1.08275 per share, payable Dec. 26, 1997, consisted of $0.08280 derived from net investment income, $0.29083 from net short-term capital gains (a total of $0.37363 taxable as dividend income) and $0.70912 from net long-term capital gains.

     The  long-term  capital  gains   distribution  is  divided  into  two  rate
     categories: 28% - $0.36264 and 20% - $0.34648.

     (This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
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AMERICAN EXPRESS Financial Advisors


IDS Diversified Equity Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.